Asset Acquisitions - Additional Information (Details)	Dec. 19, 2024 USD ($) a	Nov. 22, 2024 USD ($) a	Nov. 01, 2024 USD ($) a	May 10, 2024 USD ($) a	Mar. 18, 2024 USD ($) a
Lea County Asset Acquisition
Asset Acquisition [Line Items]
Area of land | a		5,820			11,000
Total purchase consideration		$ 26,800,000			$ 26,400,000
Other assets		2,700,000
Transaction costs		200,000			300,000
Purchase consideration intangible asset value		5,100,000			500,000
Lea County Asset Acquisition | Land
Asset Acquisition [Line Items]
Total purchase consideration		$ 18,900,000			$ 25,900,000
Loving, Winkler and Lea Counties Asset Acquisition
Asset Acquisition [Line Items]
Area of land | a				103,000
Total purchase consideration				$ 362,600,000
Other assets				2,900,000
Transaction costs				2,100,000
Loving, Winkler and Lea Counties Asset Acquisition | Land
Asset Acquisition [Line Items]
Total purchase consideration				$ 359,700,000
Lea and Andrews County Asset Acquisition
Asset Acquisition [Line Items]
Area of land | a				34,000
Total purchase consideration				$ 42,200,000
Transaction costs				$ 300,000
Winkler County Asset Acquisition
Asset Acquisition [Line Items]
Area of land | a			1,280
Total purchase consideration			$ 20,500,000
Contingent consideration			1,100,000
Other assets			200,000
Liability			1,100,000
Transaction costs			300,000
Purchase consideration intangible asset value			$ 13,600,000
Payment to seller, year			1 year
Pre closing liabilities identified			$ 0
Winkler County Asset Acquisition | Land
Asset Acquisition [Line Items]
Total purchase consideration			3,800,000
Winkler County Asset Acquisition | Supply Water
Asset Acquisition [Line Items]
Total purchase consideration			$ 4,000,000
Reeves County Asset Acquisition
Asset Acquisition [Line Items]
Area of land | a	46,000
Total purchase consideration	$ 246,800,000
Transaction costs	$ 900,000